Financial instruments by category (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of financial liabilities [line items]
Interest income	$ 240,005	$ 184,296	$ 102,169
Interest expense	(928,218)	(639,768)	(612,486)
Foreign exchange losses, net	(5,993,197)	(550,408)	(1,815,553)
Dividend income	34,172	9,705
Fair value gains of financial assets through profit or loss	2,041,061	203,087	466,328
Loss from repurchase of non-convertible notes		168
Gain from derivative financial instruments	227,378	81,105	1,248,374
Other finance costs	(117,445)	(77,033)	(100,051)
Net (loss) / income	(4,496,244)	(789,184)	(711,219)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Disclosure of financial liabilities [line items]
Interest income	234,947	177,892	94,541
Interest expense	(928,218)	(639,768)	(612,486)
Foreign exchange losses, net	(5,993,197)	(550,408)	(1,815,553)
Dividend income	34,172	9,705
Fair value gains of financial assets through profit or loss
Loss from repurchase of non-convertible notes
Gain from derivative financial instruments
Other finance costs	(117,445)	(77,033)	(100,051)
Net (loss) / income	(6,769,741)	(1,079,612)	(2,433,549)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial liabilities [line items]
Interest income	5,031	6,404	7,628
Interest expense
Foreign exchange losses, net
Dividend income
Fair value gains of financial assets through profit or loss	2,041,061	203,087	466,328
Loss from repurchase of non-convertible notes		(168)
Gain from derivative financial instruments	227,378	81,105	1,248,374
Other finance costs
Net (loss) / income	$ 2,273,470	$ 290,428	$ 1,722,330